INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1997

                              Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semi-annual report on the operations of InterCapital Quality Municipal Income Trust (IQI) for the period ended April 30, 1997.

Economic growth moderated during the third quarter of 1996, causing fixed-income yields to move lower through November. However, an acceleration of economic activity led by consumer spending developed in the fourth quarter of 1996 and continued into the first quarter of 1997. This contributed to rising interest rates between December and April. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible acceleration in the rate of inflation. Subsequently, the fixed-income markets began to anticipate the possibility of additional rate hikes by the Fed.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of Treasury yields, but were less volatile. Long-term insured revenue bond yields moved as low as
5.45 percent in November 1996, before rising to 5.75 percent in April 1997. Similarly, yields on one-year municipal notes moved from 3.70 to 3.95 percent over the past six months. The yield curve pick-up for extending maturities from 1 to 30 years increased to 180 basis points.



[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR FILING.]

                           BOND YIELDS 1994-1997

                                                         Insured Municipal
             30-Year Insured                               Revenue Yields
                Municipal            30-year U.S.       as a Percentage of
             Revenue Yields        Treasury Yields      U.S. Treasury Yields
                  5.45                  6.35                    0.8586
Jan '94           5.29                  6.24                    0.8481
                  5.64                  6.66                    0.8468
                  6.19                  7.09                    0.8728
                  6.24                  7.31                    0.854
                  6.23                  7.43                    0.8387
                  6.31                  7.61                    0.8293
                  6.15                  7.4                     0.8314
                  6.17                  7.45                    0.828
                  6.42                  7.82                    0.8212
                  6.66                  7.97                    0.8356
                  6.99                  8                       0.8738
                  6.65                  7.88                    0.8438
Jan '95           6.42                  7.7                     0.834
                  6.12                  7.44                    0.8222
                  6.07                  7.43                    0.8167
                  6.05                  7.34                    0.8245
                  5.84                  6.65                    0.8784
                  6                     6.62                    0.9066
                  5.99                  6.85                    0.875
                  5.98                  6.65                    0.8997
                  5.97                  6.5                     0.9184
                  5.79                  6.33                    0.915
                  5.61                  6.13                    0.9151
                  5.49                  5.95                    0.923
Jan '96           5.42                  6.03                    0.8989
                  5.55                  6.47                    0.8577
                  5.89                  6.67                    0.8835
                  5.94                  6.91                    0.8601
                  5.99                  6.99                    0.8571
                  5.86                  6.87                    0.8529
                  5.77                  6.97                    0.8278
                  5.82                  7.12                    0.8176
                  5.71                  6.92                    0.8248
                  5.6                   6.64                    0.8431
                  5.45                  6.35                    0.8583
                  5.56                  6.64                    0.8372
Jan '97           5.63                  6.79                    0.8293
                  5.53                  6.8                     0.8129
                  5.83                  7.1                     0.8216
                  5.74                  6.96                    0.8251

Source: Bloomberg L.P.

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1997, continued


[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR FILING.]

FIVE LARGEST SECTORS AS OF APRIL 30, 1997
(% OF NET ASSETS)

HOUSING                 14%
GENERAL OBLIGATION      14%
TRANSPORTATION          12%
ELECTRIC                10%
HOSPITAL                10%
ALL OTHERS              40%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CREDIT RATINGS AS OF APRIL 30, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)

AAA or Aaa              39%
AA or Aa                29%
A or A                  25%
BBB or Baa               7%

AS MEASURED BY STANDARD & POOR'S CORP. OR
MOODY'S INVESTORS SERVICE, INC.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CALL STRUCTURE AS OF APRIL 30, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)

1999                   2.5%
2000                   0.7%
2001                  12.3%
2002                  64.3%
2003                  16.1%
2004                   0.0%
2005                   0.7%
2006+                  3.4%

X-AXIS LABEL: "YEAR CALLABLE"
Y-AXIS LABEL: "PERCENT CALLABLE"

WEIGHTED AVERAGE CALL PROTECTION: 5 YEARS

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1997, continued

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields declined from 86 percent at the end of October 1996 to 82 percent in April 1997. A declining ratio means that municipals have outperformed Treasuries, but have become relatively more expensive. The ratio has ranged from 81 to 92 percent over the past three years.

New-issue municipal volume was down 6 percent during the first four months of 1997. However, underwriting volume for the full year is expected to exceed bond maturities and redemptions.

PERFORMANCE

Over the six-month period ended April 30, 1997, the Trust's net asset value
(NAV) moved from $15.44 to $15.27. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.50 per share and a long-term capital gain distribution of $0.03 per share, the Trust's total NAV return was 2.50 percent. IQI's market price on the New York Stock Exchange moved from $14.625 to $14.50 per share. Based on this change in market price plus reinvestment of tax-free dividends and the long-term capital gain distribution, IQI's total market return was 2.76 percent. On April 30, 1997, the Trust was trading at a 5 percent discount to NAV. Undistributed net investment income available for dividends declined from $0.082 to $0.072 per share.

PORTFOLIO STRUCTURE

The Trust remained fully invested in long-term municipal bonds during the period. Investments were diversified among 13 long-term sectors and 66 credits. The average maturity of the portfolio was 18 years. The distribution of call dates in the portfolio produced an average call protection of 5 years. The portfolio has consistently sought to maintain quality, with nearly 70 percent of its long-term holdings rated double "A" or better.

THE IMPACT OF LEVERAGING

As we have discussed previously, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shares depends on two factors: first, the amount of ARPS outstanding, and second, the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1997, continued

ARPS yields ranged between 3.44 and 3.92 percent during the six months ended April 30, 1997. Over the same period, ARPS leverage contributed $0.07 per share to common share earnings. Five ARPS series totaled $208 million and represented 29 percent of net assets.

LOOKING AHEAD

With the collapse of flat-tax proposals, municipal bonds have improved relative to U.S. Treasury securities. Although tax-free yields are currently somewhat "rich" in their historical relationship with Treasury yields, the long-term benefit of tax-exemption remains intact.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended April 30, 1997, IQI purchased and retired 439,400 shares of beneficial interest at a weighted average market discount of 5.12 percent. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

We appreciate your ongoing support of InterCapital Quality Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (97.7%)
            General Obligation (14.4%)
   $20,000  Jefferson County School District #R-1, Colorado, Ser 1992
             (AMBAC)  .......................................................  6.00 %   12/15/12    $20,639,600
     7,500  District of Columbia, 1992 Ser B (MBIA)  ........................  6.30     06/01/12      7,707,000
            Hawaii,
     5,000   1992 Ser BZ  ...................................................  6.00     10/01/10      5,298,250
     8,000   1992 Ser BZ  ...................................................  6.00     10/01/11      8,459,760
     4,000  Cook County, Illinois, Ser 1992 C (FGIC)  .......................  6.00     11/15/09      4,238,960
            Washoe County School District, Nevada,
     4,730   Ser 10/01/92 A (AMBAC)  ........................................  6.25     04/01/11      4,942,850
     8,100   Ser 10/01/92 A (AMBAC)  ........................................  6.25     04/01/13      8,421,651
            New York City, New York,
     5,500   1993 Ser B  ....................................................  7.00     10/01/11      5,826,480
     2,100   1993 Ser B  ....................................................  7.00     10/01/13      2,222,661
     3,300   1993 Ser B  ....................................................  7.00     10/01/14      3,492,753
     5,000   1993 Ser B  ....................................................  6.75     10/01/15      5,227,650
     2,400   1992 Ser B  ....................................................  7.00     02/01/20      2,537,088
    10,000  San Antonio, Texas, Refg Ser 1992  ..............................  5.75     08/01/13     10,012,400
    15,000  Washington, Ser 1993 A  .........................................  5.75     10/01/17     14,786,550
-----------                                                                                       --------------
   100,630                                                                                          103,813,653
-----------                                                                                       --------------
            Educational Facilities Revenue (2.7%)
    10,000  District of Columbia, Howard University Refg Ser 1992 A  ........  6.75     10/01/12     10,534,700
     2,500  University of Illinois, Auxiliary Ser 1991  .....................  5.75     04/01/22      2,435,325
            Scranton-Lackawanna Health & Welfare Authority, Pennsylvania,
     3,000   University of Scranton 1992 Ser A  .............................  6.40     03/01/07      3,139,680
     3,300   University of Scranton 1992 Ser A  .............................  6.50     03/01/13      3,443,616
-----------                                                                                       --------------
    18,800                                                                                           19,553,321
-----------                                                                                       --------------
            Electric Revenue (10.4%)
     9,500  Orlando Utilities Commission, Florida, Ser 1991 A  ..............  5.50     10/01/26      8,971,800
    10,000  Municipal Electric Authority of Georgia, Power 1992 Ser B
             (Secondary MBIA)  ..............................................  6.375    01/01/16     10,426,300
     5,000  Hastings, Nebraska, Refg Ser 1992  ..............................  6.30     01/01/19      5,079,000
    10,000  Hamilton!, Ohio, Refg 1992 Ser A (FGIC)  ........................  6.00     10/15/23     10,149,600
    20,000  Piedmont Municipal Power Agency, South Carolina, Refg 1992 Ser
             (MBIA)  ........................................................  6.375    01/01/25     20,015,800
            Grant County Public Utility District #2, Washington,
     8,220   Priest Rapids Hydro Second Ser 1992 A  .........................  5.00     01/01/23      7,346,872
     8,000   Wanapum Hydro Second Ser 1992 A  ...............................  6.375    01/01/23      8,052,960
     5,000   Wanapum Hydro Second Ser 1992 B (AMT)  .........................  6.75     01/01/23      5,256,300
-----------                                                                                       --------------
    75,720                                                                                           75,298,632
-----------                                                                                       --------------

                      SEE NOTES TO FINANCIAL STATEMENTS


INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            Hospital Revenue (10.0%)
   $5,000   Birmingham-Carraway Special Care Facilities Financing Authority,
             Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)  ....  5.875%   08/15/15    $5,018,650
    3,000   Colorado Health Facilities Authority, Sisters of Charity Health
             Care Systems Inc Ser 1992 A (AMBAC)  ...........................  6.00     05/15/22     3,016,470
    6,000   Tampa, Florida, Allegany Health/St Joseph's Hospital Ser 1991
             (MBIA)  ........................................................  6.00     12/01/21     6,028,740
    9,250   Massachusetts Health & Educational Facilities Authority,
             Massachusetts General Hospital Ser F (MBIA)  ...................  6.00     07/01/15     9,368,122
   10,000   Missouri Health & Education Facilities Authority, Health Midwest
             Ser 1992 B (MBIA)  .............................................  6.25     02/15/22    10,362,000
   10,000   New York State Medical Care Facilities Finance Agency, The Mount
             Sinai Hospital-FHA Insured Mortgage 1992 Ser C  ................  5.75     08/15/19     9,765,900
    4,500   Cuyahoga County, Ohio, Cleveland Clinic Foundation Refg Ser 1992   5.50     11/15/11     4,420,440
   10,000   Allegheny County Hospital Development Authority, Pennsylvania,
             Presbyterian University Health Ser 1992 A (MBIA)  ..............  6.25     11/01/23    10,256,700
    5,000   Dauphin County General Authority, Pennsylvania, HAPSO Group Inc/
             The Western Pennsylvania Hospital Refg 1992 Ser A (MBIA)  ......  6.25     07/01/16     5,180,350
    3,000   Philadelphia Hospitals & Higher Education Facilities Authority,
             Pennsylvania, Chestnut Hill Hospital Ser of 1992  ..............  6.375    11/15/11     3,063,690
    5,000   South Dakota Health & Educational Facilities Authority, Queen of
             Peace Hospital Ser 1992 (MBIA)  ................................  6.70     07/01/17     5,369,950
-----------                                                                                       --------------
   70,750                                                                                           71,851,012
-----------                                                                                       --------------
            Industrial Development/Pollution Control Revenue (8.0%)
    6,000   California Pollution Control Financing Authority, Keller Cannon
             Landfill Co/ Browning-Ferris Industries Inc Ser 1992 (AMT)  ....  6.875    11/01/27     6,439,200
    5,000   Citrus County, Florida, Florida Power Corp Refg Ser 1992 B  .....  6.35     02/01/22     5,170,850
    3,500   St Lucie County, Florida, Florida Power & Light Co Ser 1991
             (AMT)  .........................................................  7.15     02/01/23     3,789,555
    5,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMT)
             (MBIA)  ........................................................  6.65     06/01/17     5,309,600
   15,000   Berkeley County, South Carolina, South Carolina Electric & Gas
             Co Ser 1984 ....................................................  6.50     10/01/14    16,075,500
   10,000   Brazos River Authority, Texas, Houston Lighting & Power Co Ser
             1992 B (MBIA)  .................................................  6.375    04/01/12    10,607,800
   10,000   Mason County, West Virginia, Appalachian Power Co Ser J  ........  6.60     10/01/22    10,318,200
-----------                                                                                       --------------
   54,500                                                                                           57,710,705
-----------                                                                                       --------------
            Mortgage Revenue - Multi-Family (6.3%)
    7,000   Illinois Housing Development Authority, Ser I  ..................  6.625    09/01/12     7,243,110
   20,000   Michigan Housing Development Authority, Rental 1992 Ser A
             (Bifurcated FSA)  ..............................................  6.50     04/01/23    20,638,800
            Missouri Housing Development Commission,
    7,705    Federally Insured Mortgage Loans Refg Ser 11/15/92  ............  6.50     07/01/16     7,872,199
    9,845    Federally Insured Mortgage Loans Refg Ser 11/15/92  ............  6.60     07/01/24    10,057,947
-----------                                                                                       --------------
   44,550                                                                                           45,812,056
-----------                                                                                       --------------

                      SEE NOTES TO FINANCIAL STATEMENTS


INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (8.1%)
   $17,595  Connecticut Housing Finance Authority, 1992 Ser B  ..............  6.70 %   11/15/12    $18,463,137
     7,245  Georgia Housing & Finance Authority, Home Ownership 1992 Ser C  .  6.50     12/01/11      7,471,624
     1,275  Idaho Housing Agency, 1992 Ser E (AMT)  .........................  6.75     07/01/12      1,330,564
            Minnesota Housing Finance Agency,
     3,275   Ser 1992 D-1  ..................................................  6.50     01/01/17      3,386,317
     7,070   Ser 1992 CD-1 (AMT)  ...........................................  6.75     07/01/23      7,308,047
    20,360  Virginia Housing Development Authority, 1992 Ser B SubSer B-2
             (AMT)  .........................................................  6.80     07/01/21     20,838,460
-----------                                                                                       --------------
    56,820                                                                                           58,798,149
-----------                                                                                       --------------
            Nursing & Health Related Facilities Revenue (2.6%)
     6,265  University of Michigan, Medical Service Plan Ser 1991  ..........  6.50     12/01/21      6,628,119
    11,250  Minneapolis & Saint Paul Housing & Redevelopment Authority,
             Minnesota, Group Health Plan Inc Ser 1992  .....................  6.90     10/15/22     12,119,063
-----------                                                                                       --------------
    17,515                                                                                           18,747,182
-----------                                                                                       --------------
            Public Facilities Revenue (5.9%)
     9,800  Orlando, Florida, Cap Impr Refg Ser 1992  .......................  6.00     10/01/22      9,929,458
    10,000  Atlanta Downtown Development Authority, Georgia, Underground
             Atlanta Refg Ser 1992  .........................................  6.25     10/01/16     10,397,000
     5,000  Illinois, Civic Center Ser 1990 A (AMBAC)  ......................  6.00     12/15/15      5,028,650
     7,370  Indianapolis Local Public Improvement Bond Bank, Indiana, Ser
             1992 D  ........................................................  6.75     02/01/20      7,914,790
     8,550  Maine Municipal Bond Bank, 1992 Ser E  ..........................  6.25     11/01/12      9,004,262
-----------                                                                                       --------------
    40,720                                                                                           42,274,160
-----------                                                                                       --------------
            Resource Recovery Revenue (2.4%)
    16,035  Broward County, Florida, Broward Waste Energy Co North Ser 1984    7.95     12/01/08     17,456,182
-----------                                                                                       --------------
            Transportation Facilities Revenue (11.8%)
            Dade County, Florida,
     3,000   Aviation 1992 Ser B (AMT)(MBIA)  ...............................  6.55     10/01/13      3,197,730
     5,000   Aviation 1992 Ser B (AMT)(MBIA)  ...............................  6.60     10/01/22      5,306,100
    13,250  Chicago, Illinois, Chicago - O'Hare Int'l Terminal Ser 1992
             (AMT)(MBIA)  ...................................................  6.75     01/01/12     14,105,685
    20,000  Illinois Toll Highway Authority, Priority 1992 Ser A  ...........  6.375    01/01/15     20,877,800
    15,000  St Louis, Missouri, Lambert - St Louis Int'l Airport Ser 1992
             (AMT)(FGIC) ....................................................  6.00     07/01/08     15,554,850
    20,000  Clark County, Nevada, Las Vegas - McCaran Int'l Airport Passenger
             Facility Charge 1992 Ser B (AMT)  ..............................  6.25     07/01/22     19,847,400
     6,000  Puerto Rico Highway & Transportation Authority, Refg Ser V  .....  6.625    07/01/12      6,403,860
-----------                                                                                       --------------
    82,250                                                                                           85,293,425
-----------                                                                                       --------------

                      SEE NOTES TO FINANCIAL STATEMENTS


INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (6.0%)
   $10,000  Massachusetts Water Resources Authority, 1992 Ser B  ............  5.50 %   11/01/15     $9,607,500
    20,000  New York City Municipal Water Finance Authority, New York, Ser
             1993 A  ........................................................  6.00     06/15/17     20,044,200
     7,510  Houston, Texas, Water & Sewer Jr Lien Refg Ser 1991 C (AMBAC)  ..  6.375    12/01/17      7,830,677
     6,000  Fairfax County Water Authority, Virginia, Refg Ser 1992  ........  6.00     04/01/22      6,101,880
-----------                                                                                       --------------
    43,510                                                                                           43,584,257
-----------                                                                                       --------------
            Refunded (9.1%)
     7,500  Alaska Housing Finance Corporation, Gen Hsg 1992 Ser A  .........  6.60     12/01/02++    8,203,575
    10,000  Central Coast Water Authority, California, Ser 1992 (AMBAC)  ....  6.50     10/01/02++   10,987,200
    10,000  Massachusetts Water Resources Authority, 1990 Ser A  ............  6.50     12/01/01++   10,874,300
    12,000  New York Local Government Assistance Corporation, Ser 1991 C  ...  7.00     04/01/01++   13,195,080
     5,000  Puerto Rico Highway & Transportation Authority, Ser T  ..........  6.625    07/01/02++    5,490,950
       490  Houston, Texas, Water & Sewer Jr Lien Refg Ser 1991 C (AMBAC)  ..  6.375    12/01/01++      530,557
    15,000  Fredericksburg Industrial Development Authority, Virginia, MWH
             Medicorp Ser 1991 A & B (FGIC)  ................................  6.60     08/15/01++   16,327,500
-----------                                                                                       --------------
    59,990                                                                                           65,609,162
-----------                                                                                       --------------
   681,790  TOTAL MUNICIPAL BONDS (Identified Cost $665,256,821)  ................................  705,801,896
-----------                                                                                       --------------
            SHORT-TERM MUNICIPAL OBLIGATIONS (0.7%)
     1,200  Ascension Parish, Louisiana, Shell Oil Co (Demand 05/01/97)  ....  3.80 *   09/01/23      1,200,000
     3,900  Lincoln County, Wyoming, Exxon Corp Ser 1984 D (Demand 05/01/97)   4.05 *   11/01/14      3,900,000
-----------                                                                                       --------------
     5,100  TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $5,100,000)  .................    5,100,000
-----------                                                                                       --------------
  $686,890  TOTAL INVESTMENTS (Identified Cost $670,356,821) (a)  ...................   98.4%       710,901,896
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................   1.6         11,584,154
                                                                                       -------    --------------
            NET ASSETS  ..............................................................  100.0%     $722,486,050
                                                                                       =======    ==============

------------
AMT          Alternative Minimum Tax.
++           Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $40,545,075.

Bond Insurance:
AMBAC        AMBAC Indemnity Corporation.
Connie Lee   Connie Lee Insurance Company.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) continued

                      GEOGRAPHIC SUMMARY OF INVESTMENTS
              Based on Market Value as a Percent of Net Assets
                                April 30, 1997

Alabama ..............   0.7%
Alaska ...............   1.1
California ...........   2.4
Colorado .............   3.3
Connecticut ..........   2.6
District of Columbia .   2.5
Florida ..............   8.4
Georgia ..............   3.9
Hawaii ...............   1.9
Idaho ................   0.2
Illinois .............   7.5
Indiana ..............   1.1%
Louisiana ............   0.2
Maine ................   1.2
Massachusetts ........   4.1
Michigan .............   3.8
Minnesota ............   3.2
Missouri .............   6.1
Nebraska .............   0.7
Nevada ...............   5.3
New York .............   8.6
Ohio .................   2.0
Puerto Rico ..........   1.6%
Pennsylvania .........   3.5
South Carolina .......   5.0
South Dakota .........   0.7
Texas ................   4.0
Virginia .............   6.0
Washington ...........   4.9
West Virginia ........   1.4
Wyoming ..............   0.5
                      ------
Total ................  98.4%
                      ======

                      SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $670,356,821)........................................   $710,901,896
Cash...................................................................        460,078
Interest receivable....................................................     11,678,443
Deferred organizational expenses.......................................          4,579
Prepaid expenses ......................................................        106,305
                                                                       --------------
  TOTAL ASSETS.........................................................    723,151,301
                                                                       --------------
LIABILITIES:
Payable for:
  Dividends to preferred shareholders..................................        324,935
  Investment management fee ...........................................        234,562
Accrued expenses ......................................................        105,754
                                                                       --------------
  TOTAL LIABILITIES....................................................        665,251
                                                                       --------------
NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized
 of non-participating $.01 par value, 4,160 shares outstanding) .......    208,000,000
                                                                       --------------
Common shares of beneficial interest (unlimited shares authorized of
 $.01 par value, 33,687,013 shares outstanding)........................    470,737,534
Net unrealized appreciation ...........................................     40,545,075
Accumulated undistributed net investment income........................      2,410,282
Accumulated undistributed net realized gain............................        793,159
                                                                       --------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ........................    514,486,050
                                                                       --------------
  TOTAL NET ASSETS ....................................................   $722,486,050
                                                                       ===============
NET ASSET VALUE PER COMMON SHARE
 ($514,486,050 divided by 33,687,013 common shares outstanding) .......         $15.27
                                                                       ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended April 30, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.........................  $21,914,319
                                        -------------
EXPENSES
Investment management fee...............    1,268,702
Auction commission fees.................      265,087
Transfer agent fees and expenses .......       91,039
Professional fees.......................       55,078
Shareholder reports and notices.........       27,227
Auction agent fees......................       20,353
Registration fees.......................       16,419
Custodian fees..........................       15,816
Trustees' fees and expenses.............        9,382
Organizational expenses.................        5,452
Other...................................       23,295
                                        -------------
  TOTAL EXPENSES .......................    1,797,850
  LESS: EXPENSE OFFSET  ................      (15,706)
                                        -------------
  NET EXPENSES .........................    1,782,144
                                        -------------
  NET INVESTMENT INCOME ................   20,132,175
                                        -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS):
Net realized gain.......................      793,145
Net change in unrealized appreciation ..   (5,231,370)
                                        -------------
  NET LOSS..............................   (4,438,225)
                                        -------------
NET INCREASE............................  $15,693,950
                                        =============

                      SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE SIX     FOR THE YEAR
                                                     MONTHS ENDED       ENDED
                                                    APRIL 30, 1997 OCTOBER 31, 1996
-------------------------------------------------- -------------- ----------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................  $ 20,132,175    $ 41,385,306
Net realized gain..................................       793,145       1,064,949
Net change in unrealized appreciation..............    (5,231,370)      2,809,883
                                                   -------------- ----------------
  NET INCREASE.....................................    15,693,950      45,260,138
                                                   -------------- ----------------
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
NET INVESTMENT INCOME..............................    (3,732,330)     (7,560,813)
                                                   -------------- ----------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income..............................   (16,776,090)    (34,506,145)
Net realized gain..................................    (1,064,923)     (1,244,629)
                                                   -------------- ----------------
  TOTAL ...........................................   (17,841,013)    (35,750,774)
                                                   -------------- ----------------
Decrease from transactions in common shares of
 beneficial interest...............................    (6,433,672)    (19,989,901)
                                                   -------------- ----------------
  NET DECREASE.....................................   (12,313,065)    (18,041,350)
NET ASSETS:
Beginning of period................................   734,799,115     752,840,465
                                                   -------------- ----------------
  END OF PERIOD
  (Including undistributed net investment income
  of $2,410,282 and $2,786,527, respectively) .....  $722,486,050    $734,799,115
                                                   ============== ================

                      SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

InterCapital Quality Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on September 29, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses in the amount of $55,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1997 aggregated $10,423,900 and $21,206,703, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $10,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued

retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,548. At April 30, 1997, the Trust had an accrued pension liability of $30,960 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT IN                 RESET        RANGE OF
 SERIES    SHARES*   THOUSANDS*     RATE*       DATE    DIVIDEND RATES**
-------- --------- ------------ ----------- ---------- ----------------
    1       1,120     $56,000       4.05 %    05/07/97   3.299% -4.25%
    2         400      20,000       3.799     09/04/97       3.799
    3       1,120      56,000       4.084     05/08/97   3.19   -4.125
    4       1,120      56,000       3.482     07/03/97   3.482  -3.54
    5         400      20,000       3.55      06/27/97   3.55   -3.61

------------
*       As of April 30, 1997.
**      For the six months ended April 30, 1997.

Subsequent to April 30, 1997 and up through June 6, 1997, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 3.482% to 4.05% in the aggregate amount of $1,039,197.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                                     CAPITAL
                                                                                                     PAID IN
                                                                                          PAR       EXCESS OF
                                                                            SHARES       VALUE      PAR VALUE
                                                                        ------------- ---------- --------------
Balance, October 31, 1995 ..............................................  35,533,313    $355,333   $496,805,774
Treasury shares purchased and retired (weighted average discount
 6.93%)*................................................................  (1,406,900)    (14,069)   (19,975,832)
                                                                        ------------- ---------- --------------
Balance, October 31, 1996 ..............................................  34,126,413     341,264    476,829,942
Treasury shares purchased and retired (weighted average discount
 5.12%)*................................................................    (439,400)     (4,394)    (6,429,278)
                                                                        ------------- ---------- --------------
Balance, April 30, 1997 ................................................  33,687,013    $336,870   $470,400,664
                                                                        ============= ========== ==============

------------
*     The Trustees have voted to retire the shares purchased.

6. DIVIDENDS TO COMMON SHAREHOLDERS

The Trust declared the following dividends from net investment income:

                    AMOUNT        RECORD          PAYABLE
DECLARATION DATE   PER SHARE       DATE             DATE
---------------- ----------- --------------- ---------------
 April 29, 1997    $0.0825     May 9, 1997     May 23, 1997
  May 27, 1997     $0.0825     June 6, 1997   June 20, 1997

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                      FOR THE SIX        FOR THE YEAR ENDED OCTOBER 31**       SEPTEMBER 29, 1992*
                                                      MONTHS ENDED -------------------------------------------        THROUGH
                                                     APRIL 30, 1997** 1996      1995       1994+      1993      OCTOBER 31, 1992**
-----------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............      $15.44       $ 15.33     $13.62    $ 16.34    $ 13.88         $ 14.06
                                                   ---------------- ---------- ---------- ---------- ----------  ---------------
Net investment income..............................        0.60          1.19       1.18       1.24       1.22            0.04
Net realized and unrealized gain (loss)............       (0.14)         0.13       1.66      (2.73)      2.50           (0.20)
                                                   ---------------- ---------- ---------- ---------- ---------- -----------------
Total from investment operations...................        0.46          1.32       2.84      (1.49)      3.72           (0.16)
                                                   ---------------- ---------- ---------- ---------- ---------- -----------------
Less dividends and distributions from:
 Net investment income.............................       (0.50)        (0.99)     (0.99)     (1.04)     (0.91)           --
 Common share equivalent of dividends paid to
  preferred shareholders...........................       (0.11)        (0.22)     (0.22)     (0.22)     (0.21)           --
 Net realized gain ................................       (0.03)        (0.04)      --        (0.03)      --              --
                                                   ---------------- ---------- ---------- ---------- ---------- -----------------
Total dividends and distributions..................       (0.64)        (1.25)     (1.21)     (1.29)     (1.12)           --
                                                   ---------------- ---------- ---------- ---------- ---------- -----------------
Anti-dilutive effect of acquiring treasury shares .        0.01          0.04       0.08       0.06       --              --
                                                   ---------------- ---------- ---------- ---------- ---------- -----------------
Offering costs charged against capital.............        --            --         --         --        (0.14)          (0.02)
                                                   ---------------- ---------- ---------- ---------- ---------- -----------------
Net asset value, end of period.....................      $15.27       $ 15.44     $15.33    $ 13.62    $ 16.34         $ 13.88
                                                   ================ ========== ========== ========== ========== =================
Market value, end of period........................      $14.50       $14.625     $13.75    $11.875    $15.875         $15.125
                                                   ================ ========== ========== ========== ========== =================
TOTAL INVESTMENT RETURN+...........................        2.76%(1)     14.27%     24.77%    (19.30)%    11.41%           0.83%(1)
RATIOS TO AVERAGE NET ASSETS OF COMMON
 SHAREHOLDERS:
Total expenses.....................................        0.69%(2)(3)   0.69%(3)   0.72%(3)   0.75%      0.71%           0.42%(2)
Net investment income before preferred stock
 dividends ........................................        7.77%(2)      7.73%      8.05%      8.06%      7.95%           3.29%(2)
Preferred stock dividends .........................        1.44%(2)      1.41%      1.53%      1.43%      1.35%            N/A
Net investment income available to common
 shareholders .....................................        6.33%(2)      6.32%      6.52%      6.63%      6.60%           3.29%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............    $722,486      $734,799   $752,840   $752,680    $924,910       $548,350
Asset coverage on preferred shares at end of
 period............................................         347%          353%       361%       311%       330%            N/A
Portfolio turnover rate............................           1%(1)      --            1%         2%         4%              4%(1)

------------
*      Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Total investment return is based upon the current market value on last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
++     Restated for comparative purposes.
(1)    Not annualized.
(2)    Annualized.
(3)    Does not reflect the effect of the expense offset of 0.01%.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-----------------------------------------------------------------------------

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------------------------------------------------

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-----------------------------------------------------------------------------

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-----------------------------------------------------------------------------

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-----------------------------------------------------------------------------

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

INTERCAPITAL
QUALITY
MUNICIPAL
INCOME
TRUST

Semiannual Report
April 30, 1997